Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Prepayments and other assets	$ 24,847	$ 27,385
Other non-current assets	42,388	31,944
Unamortised debt issuance cost	769	1,257
Other employee obligations	64,617	52,933
Other liabilities	15,739	16,015
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Prepayments and other assets	20,437	23,123
Other non-current assets	32,145	21,153
Unamortised debt issuance cost	769	1,257
Other employee obligations	14,892	16,912
Other liabilities	$ 13,566	$ 13,720